Subordinated debentures - Maturities of Subordinated Debentures (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of aggregate maturities of subordinated debentures based on the maturity dates under terms of issue [line items]
Subordinated debentures	$ 9,141	$ 9,277
Under 1 year [member]
Disclosure of aggregate maturities of subordinated debentures based on the maturity dates under terms of issue [line items]
Subordinated debentures	103
1 to 5 years [member]
Disclosure of aggregate maturities of subordinated debentures based on the maturity dates under terms of issue [line items]
Subordinated debentures	318
5 to 10 years [member]
Disclosure of aggregate maturities of subordinated debentures based on the maturity dates under terms of issue [line items]
Subordinated debentures	8,267
Over 10 years [member]
Disclosure of aggregate maturities of subordinated debentures based on the maturity dates under terms of issue [line items]
Subordinated debentures	$ 453